SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SHAREHOLDERS' EQUITY
Debt converted to shares	$ (1,147,000)	$ (660,000)
Repayment of notes payable		25,750
Unpaid dividends		$ 91,521
Issuance1 [Member]
SHAREHOLDERS' EQUITY
Shares issued		268,800
Fair value expensed to interest expense		$ 209,090
Issuance 2 [Member]
SHAREHOLDERS' EQUITY
Shares issued		38,250
Fair value expensed to consulting expense		$ 38,250
Issuance 3 [Member]
SHAREHOLDERS' EQUITY
Shares issued		860,821
Debt converted to shares		$ 860,818
Issuance 4 [Member]
SHAREHOLDERS' EQUITY
Shares issued		76,364
Fair value expensed to consulting expense		$ 84,000
Issuance 5 [Member]
SHAREHOLDERS' EQUITY
Shares issued		1,495,000
Proceeds from issuance of shares		$ 5,980,000
Cash fees		$ 496,854
Warrants issued		6,976,667
Warrant exercise price		$ 0.30
Warrant fair value		$ 117,163
Issuance 6 [Member]
SHAREHOLDERS' EQUITY
Warrants issued		1,235,867
Issuance 7 [Member]
SHAREHOLDERS' EQUITY
Shares issued		264,423
Debt converted to shares		$ 975,434
Warrants issued		1,138,070
Warrant exercise price		$ 0.30
Warrant fair value		$ 151,774
Warrant liability recorded to Additional paid in capital		$ 64,970
Issuance 8 [Member]
SHAREHOLDERS' EQUITY
Shares issued		17,500
Debt converted to shares		$ 70,000
Warrants issued		81,667
Warrant exercise price		$ 0.30
Issuance 26 [Member]
SHAREHOLDERS' EQUITY
Shares issued		849,202
Fair value of common stock issued		$ 434,096
Issuance 27 [Member]
SHAREHOLDERS' EQUITY
Shares issued		449,720
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Shares converted		1,544,565
Shares issued on conversion of preferred		25,304,017
Conversion share rate		$ 0.25
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stated value		4.00
Conversion share rate		$ .25